UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Silverback Asset Management, LLC

Address:   1414 Raleigh Road
           Suite 250
           Chapel Hill, North Carolina 27517


13F File Number: 028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Elliot Bossen
Title:  Managing Member
Phone:  (919) 969-9300


Signature, Place and Date of Signing:


 /s/ Elliot Bossen      Chapel Hill, North Carolina       August 14, 2007
---------------------  -----------------------------     ------------------
     [Signature]            [City, State]                       [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  61

Form 13F Information Table Value Total: $ 195,679
                                        (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13-F File Number               Name
---         ---------------------       -------------------------

 1           028-10793                    Silverback Master, Ltd.

                                                    FORM 13F INFORMATION TABLE
        ITEM 1:                 ITEM 2:          ITEM 3:    ITEM 4:            ITEM 5:        ITEM 6:    ITEM 7:   ITEM 8:

                                                            MARKET     SHARES
                                                  CUSIP     VALUE        OR      SH/ PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS      NUMBER   (X1000)     PRN AMT   PRN CALL  DISCRETION   MGRS  SOLE   SHARED    NONE
ADVANCED MEDICAL OPTICS INC   NOTE 2.500% 7/1    00763MAG3   3,910     4,000,000  SH       Shared-Defined  1          4,000,000
ALDABRA 2 ACQUISITION CORP    UNIT 99/99/9999    01408A202   1,144       125,000  SH       Shared-Defined  1            125,000
ALEXION PHARMACEUTICALS INC   NOTE 1.375% 2/0    015351AF6   4,643     3,000,000  SH       Shared-Defined  1          3,000,000
AMGEN INC                     NOTE 0.125% 2/0    031162AN0   9,084    10,000,000  SH       Shared-Defined  1         10,000,000
ANDREW CORP                   NOTE 3.250% 8/1    034425AB4   2,174     2,000,000  SH       Shared-Defined  1          2,000,000
BRISTOL MYERS SQUIBB CO       DBCV 9/1           110122AN8   5,074     5,000,000  SH       Shared-Defined  1          5,000,000
CADENCE DESIGN SYSTEM INC     NOTE 8/1           127387AB4   3,539     2,500,000  SH       Shared-Defined  1          2,500,000
CAMERON INTERNATIONAL CORP    COM                13342B105   2,144        30,000  SH       Shared-Defined  1             30,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1    165167BZ9   5,093     5,000,000  SH       Shared-Defined  1          5,000,000
CITADEL BROADCASTING CORP     NOTE 1.875% 2/1    17285TAB2   3,434     4,000,000  SH       Shared-Defined  1          4,000,000
CLEAR CHANNEL COMMUNICATIONS  COM                184502102     189         5,000  PRN PUT  Shared-Defined  1              5,000
COLUMBUS ACQUISITION CORP     COM                198851107     115        15,500  SH       Shared-Defined  1             15,500
COLUMBUS ACQUISITION CORP     *W EXP 05/18/201   198851115      57        67,000  SH       Shared-Defined  1             67,000
CYTYC CORP                    NOTE 2.250% 3/1    232946AB9  13,196     9,000,000  SH       Shared-Defined  1          9,000,000
DANAHER CORP DEL              NOTE 1/2           235851AF9   5,492     5,000,000  SH       Shared-Defined  1          5,000,000
E M C CORP MASS               NOTE 1.750% 12/0   268648AK8   3,791     3,000,000  SH       Shared-Defined  1          3,000,000
E TRADE FINANCIAL CORP        COM                269246104     110         5,000  PRN PUT  Shared-Defined  1              5,000
FAIR ISAAC CORP               NOTE 1.500% 8/1    303250AD6   4,197     4,000,000  SH       Shared-Defined  1          4,000,000
GATX CORP                     COM                361448103   5,954       120,900  SH       Shared-Defined  1            120,900
GENERAL MTRS CORP             DEB SR CV C 33     370442717   2,000        80,000  SH       Shared-Defined  1             80,000
GENTEK INC                    COM NEW            37245X203     264         5,075  SH       Shared-Defined  1              5,075
GILEAD SCIENCES INC           NOTE 0.500% 5/0    375558AG8   4,537     4,000,000  SH       Shared-Defined  1          4,000,000
HASBRO INC                    DBCV 2.750%12/0    418056AN7  14,581    10,000,000  SH       Shared-Defined  1         10,000,000
IMCLONE SYS INC               NOTE 1.375% 5/1    45245WAF6   2,336     2,500,000  SH       Shared-Defined  1          2,500,000
INFORMATICA CORP              COM                45666Q102   1,577       106,800  SH       Shared-Defined  1            106,800
INFORMATION SERVICES GROUP I  COM                45675Y104     363        47,500  SH       Shared-Defined  1             47,500
INFORMATION SERVICES GROUP I  *W EXP 01/31/201   45675Y104     132       130,400  SH       Shared-Defined  1            130,400
K V PHARMACEUTICAL CO         NOTE 2.500% 5/1    482740AC1   4,864     4,000,000  SH       Shared-Defined  1          4,000,000
LIBERTY MEDIA CORP            DEB 3.250% 3/1     530715AR2   4,300     5,000,000  SH       Shared-Defined  1          5,000,000
MARSHALL & ILSLEY CORP        COM                571834100   3,136       118,500  SH       Shared-Defined  1            118,500
MEDIA & ENTMT HOLDINGS INC    COM                58439W108     857       115,800  SH       Shared-Defined  1            115,800
MEDIA & ENTMT HOLDINGS INC    *W EXP 03/09/201   58439W116     199       177,900  SH       Shared-Defined  1            177,900
MEDICIS PHARMACEUTICAL CORP   NOTE 2.500% 6/0    58470KAA2   5,623     5,000,000  SH       Shared-Defined  1          5,000,000
MEDTRONIC INC                 NOTE 1.500% 4/1    585055AL0   8,914     8,500,000  SH       Shared-Defined  1          8,500,000
MERRILL LYNCH & CO INC        NOTE 3/1           590188W46  15,371    12,500,000  SH       Shared-Defined  1         12,500,000
MOLSON COORS BREWING CO       NOTE 2.500% 7/3    60871RAA8   3,118     3,000,000  SH       Shared-Defined  1          3,000,000
MYLAN LABS INC                NOTE 1.250% 3/1    628530AG2   5,309     5,500,000  SH       Shared-Defined  1          5,500,000
NAVIOS MARITIME HOLDINGS INC  *W EXP 12/09/200   Y62196111     301        42,700  SH       Shared-Defined  1             42,700
NORTEL NEWTORKS CORP NEW      COM NEW            656568508   2,684       111,600  SH       Shared-Defined  1            111,600
NOVELL INC                    DBCV 0.500% 7/1    670006AC9   6,030     6,180,000  SH       Shared-Defined  1          6,180,000
NTR ACQUISITION CO            *W EXP 06/28/201   629415118     200       158,500  SH       Shared-Defined  1            158,500
ON SEMICONDUCTOR CORP         NOTE 4/1           682189AE5   2,338     1,932,000  SH       Shared-Defined  1          1,932,000
REINSURANCE GROUP AMER INC    PFD TR INC EQ      759351307  17,004       223,449  SH       Shared-Defined  1            223,449
RENAISSANCE ACQUISITION CORP  COM                75966C305   1,379       246,300  SH       Shared-Defined  1            246,300
RENAISSANCE ACQUISITION CORP  *W EXP 01/28/201   75966C115     119       202,300  SH       Shared-Defined  1            202,300
SEALED AIR CORP NEW           COM                81211K100   2,668        86,000  PRN PUT  Shared-Defined  1             86,000
SEPRACOR INC                  NOTE 10/1          817315AW4   3,254     3,500,000  SH       Shared-Defined  1          3,500,000
TAILWIND FINL INC             COM                874023104     152        19,900  SH       Shared-Defined  1             19,900
TAILWIND FINL INC             *W EXP 04/11/201   874023104     124       125,000  SH       Shared-Defined  1            125,000
THERAVANCE INC                COM                88338T104     480        15,000  PRN PUT  Shared-Defined  1             15,000
TIME WARNER INC               COM                887317105   2,104       100,000  PRN PUT  Shared-Defined  1            100,000
TRANSFORMA ACQUISITION GROUP  COM                89366E100   1,140       151,000  SH       Shared-Defined  1            151,000
TRANSFORMA ACQUISITION GROUP  *W EXP 12/19/201   8.94E+104      69        52,700  SH       Shared-Defined  1             52,700
TRANS-INDIA ACQUISITION CORP  COM                893237107     442        59,900  SH       Shared-Defined  1             59,900
TRANS-INDIA ACQUISITION CORP  *W EXP 02/08/201   893237107     178       187,500  SH       Shared-Defined  1            187,500
TRANSMERIDIAN EXPL INC        COM                89376N108     253         2,500  SH       Shared-Defined  1              2,500
UNION STREET ACQ CORP         COM                908536105   1,694       225,300  SH       Shared-Defined  1            225,300
UNION STREET ACQ CORP         *W EXP 02/05/201   908536113     105       124,500  SH       Shared-Defined  1            124,500
VANTAGE ENERGY SERVICES INC   *W EXP 99/99/9999  92209F110     202       237,900  SH       Shared-Defined  1            237,900
VICTORY ACQUISITION CORP      *W EXP 04/24/201   92644D100     170       100,000  SH       Shared-Defined  1            100,000
YRC WORLDWIDE INC             COM                984249102   1,768        48,050  SH       Shared-Defined  1             48,050





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